Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Cost	$ 81,088	$ 80,984
Less: Accumulated amortization	(30,326)	(27,336)
Less: Accumulated impairment losses	(49,778)
Exchange differences	7	65
Intangible assets, net	991	53,713
Computer software
Intangible assets, net
Cost	23,802	23,673
Developed technologies
Intangible assets, net
Cost	117	117
Customer relationship
Intangible assets, net
Cost	2,135	2,135
Brand name
Intangible assets, net
Cost	1,162	1,162
Contract backlog
Intangible assets, net
Cost	585	610
Advertising contract
Intangible assets, net
Cost	$ 53,287	$ 53,287